Condensed Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) - USD ($)	Redeemable Convertible Preferred Stock [Member] Preferred Stock [Member]	Series A Redeemable Convertible Preferred Stock [Member] Preferred Stock [Member]	Contingently Redeemable Common Stock [Member]	Legacy Common Stock [Member]	Common Class A [Member] Common Stock [Member]	Common Class A [Member]	Common Class B [Member] Common Stock [Member]	Common Class B [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Sep. 30, 2022		$ 2,300,000								$ 34,722,000	$ (44,141,000)	$ (9,419,000)
Balance, shares at Sep. 30, 2022	588,235	1,666,666		11,868,397
Issuance of common stock										13,396,000		13,396,000
Issuance of common stock, shares				1,958,312
Conversion of notes to common stock, shares				187,971
Issuance of common stock upon vesting of RSUs, shares									1,233,108
Stock-based compensation										15,476,000		15,476,000
Net loss									$ (39,621,000)		(39,621,000)	(39,621,000)
Issuance of common stock upon exercise of warrants										909,000		909,000
Issuance of common stock upon exercise of warrants, shares				1,218,461
Issuance of warrants in connection with notes payable										3,028,000		3,028,000
Issuance of common stock in settlement of loss contingency										8,434,000		8,434,000
Issuance of common stock in settlement of loss contingency, shares				1,233,108
Issuance of common stock to service providers										377,000		377,000
Issuance of common stock to service providers, shares				55,091
Conversion of notes to common stock										943,000		943,000
Conversion of SAFEs to common stock										1,126,000		1,126,000
Conversion of SAFEs to common stock, shares				170,835
Issuance of warrants to service providers										10,000		10,000
Balance at Sep. 30, 2023		$ 2,300,000								78,421,000	(83,762,000)	(5,341,000)
Balance, shares at Sep. 30, 2023	588,235	1,666,666		16,692,175
Issuance of common stock										3,286,000		3,286,000
Issuance of common stock, shares				482,171
Issuance of common stock upon vesting of RSUs
Issuance of common stock upon vesting of RSUs, shares					104,748
Stock-based compensation										12,705,000		12,705,000
Net loss											935,000	935,000
Issuance of common stock upon exercise of warrants
Issuance of common stock upon exercise of warrants, shares					369,671
Issuance of contingently redeemable common stock for acquisition of EMI Solutions, Inc.			$ 8,856,000
Issuance of contingently redeemable common stock for acquisition of EMI Solutions, Inc., shares			964,912
Lapse of redemption feature on common stock			$ (8,856,000)							8,856,000		8,856,000
Lapse of redemption feature on common stock, shares			(964,912)	964,912
Issuance of warrants in connection with notes payable										107,000		107,000
Reverse recapitalization transactions, net (Note 3)		$ (2,300,000)								(16,182,000)		(16,182,000)
Reverse recapitalization transactions, net (Note 3), shares	(588,235)	(1,666,666)		(18,139,258)	22,901,838		2,254,901
Issuance of common stock upon exercise of stock options
Issuance of common stock upon exercise of stock options, shares					168,235
Balance at Dec. 31, 2023										87,193,000	(82,827,000)	4,366,000
Balance, shares at Dec. 31, 2023					23,544,492		2,254,901
Balance at Sep. 30, 2023		$ 2,300,000								78,421,000	(83,762,000)	(5,341,000)
Balance, shares at Sep. 30, 2023	588,235	1,666,666		16,692,175
Net loss						$ (7,770,000)		$ (727,000)				(8,497,000)
Balance at Jun. 30, 2024										101,456,000	(92,920,000)	8,536,000
Balance, shares at Jun. 30, 2024					28,326,474		2,254,901
Balance at Sep. 30, 2023		$ 2,300,000								78,421,000	(83,762,000)	(5,341,000)
Balance, shares at Sep. 30, 2023	588,235	1,666,666		16,692,175
Issuance of common stock										3,607,000		3,607,000
Issuance of common stock, shares				482,171	437,830	370,000
Conversion of Class B common stock to Class A common stock
Conversion of Class B common stock to Class A common stock, shares					125,000		(125,000)
Issuance of common stock upon vesting of RSUs
Issuance of common stock upon vesting of RSUs, shares					161,486
Stock-based compensation										21,383,000		21,383,000
Net loss						$ (18,452,000)		(1,582,000)			(20,034,000)	(20,034,000)
Issuance of common stock upon exercise of warrants										3,397,000		3,397,000
Issuance of common stock upon exercise of warrants, shares					3,410,359
Issuance of contingently redeemable common stock for acquisition of EMI Solutions, Inc.			$ 8,856,000
Issuance of contingently redeemable common stock for acquisition of EMI Solutions, Inc., shares			964,912
Issuance of warrants in connection with notes payable										515,000		515,000
Reverse recapitalization transactions, net (Note 3)		$ (2,300,000)								(16,083,000)		(16,083,000)
Reverse recapitalization transactions, net (Note 3), shares	(588,235)	(1,666,666)		(18,139,258)	22,901,838		2,254,901
Issuance of common stock upon exercise of stock options										225,000		$ 225,000
Issuance of common stock upon exercise of stock options, shares					1,521,643							1,797,841
Deemed dividend from warrant price adjustment										661,000	(661,000)
Issuance of common stock for acquisition of RaGE Systems, Inc.										7,682,000		7,682,000
Issuance of common stock for acquisition of RaGE Systems, Inc., shares					3,214,045
Lapse of redemption feature on common stock			$ (8,856,000)							8,856,000		8,856,000
Lapse of redemption feature on common stock, shares			(964,912)	964,912
Issuance of placement agent warrants										82,000		82,000
Issuance of PIPE make-whole shares										1,241,000		1,241,000
Issuance of PIPE make-whole shares, shares					1,052,029
Balance at Sep. 30, 2024										109,987,000	(104,457,000)	5,530,000
Balance, shares at Sep. 30, 2024					32,824,230		2,129,901
Balance at Dec. 31, 2023										87,193,000	(82,827,000)	4,366,000
Balance, shares at Dec. 31, 2023					23,544,492		2,254,901
Issuance of common stock upon vesting of RSUs
Issuance of common stock upon vesting of RSUs, shares					26,186
Stock-based compensation										1,441,000		1,441,000
Net loss											(1,753,000)	(1,753,000)
Reverse recapitalization transactions, net (Note 3)										99,000		99,000
Issuance of common stock upon exercise of stock options
Issuance of common stock upon exercise of stock options, shares					29,880
Deemed dividend from warrant price adjustment										661,000	(661,000)
Balance at Mar. 31, 2024										89,394,000	(85,241,000)	4,153,000
Balance, shares at Mar. 31, 2024					23,600,558		2,254,901
Issuance of common stock										124,000		124,000
Issuance of common stock, shares					57,894
Issuance of common stock upon vesting of RSUs
Issuance of common stock upon vesting of RSUs, shares					17,459
Stock-based compensation										3,622,000		3,622,000
Net loss											(7,679,000)	(7,679,000)
Issuance of common stock upon exercise of warrants										1,000		1,000
Issuance of common stock upon exercise of warrants, shares					112,990
Issuance of warrants in connection with notes payable										408,000		408,000
Issuance of common stock upon exercise of stock options										225,000		225,000
Issuance of common stock upon exercise of stock options, shares					1,323,528
Issuance of common stock for acquisition of RaGE Systems, Inc.										7,682,000		7,682,000
Issuance of common stock for acquisition of RaGE Systems, Inc., shares					3,214,045
Balance at Jun. 30, 2024										101,456,000	(92,920,000)	8,536,000
Balance, shares at Jun. 30, 2024					28,326,474		2,254,901
Balance at Sep. 30, 2024										109,987,000	(104,457,000)	5,530,000
Balance, shares at Sep. 30, 2024					32,824,230		2,129,901
Issuance of common stock										640,000		640,000
Issuance of common stock, shares					561,739
Conversion of Class B common stock to Class A common stock
Conversion of Class B common stock to Class A common stock, shares					125,000		(125,000)
Conversion of notes payable to Class A common stock										828,000		828,000
Conversion of notes to common stock, shares					631,805
Issuance of common stock upon vesting of RSUs
Issuance of common stock upon vesting of RSUs, shares					510,000
Stock-based compensation										9,802,000		9,802,000
Net loss											(19,839,000)	(19,839,000)
Balance at Dec. 31, 2024										121,257,000	(124,296,000)	(3,039,000)
Balance, shares at Dec. 31, 2024					34,652,774		2,004,901
Balance at Sep. 30, 2024										109,987,000	(104,457,000)	5,530,000
Balance, shares at Sep. 30, 2024					32,824,230		2,129,901
Issuance of common stock, shares						642,809
Net loss						$ (28,944,000)		$ (1,458,000)				$ (30,402,000)
Issuance of common stock upon exercise of stock options, shares												373,031
Balance at Jun. 30, 2025										135,284,000	(134,859,000)	$ 425,000
Balance, shares at Jun. 30, 2025					48,747,626		2,004,901
Balance at Dec. 31, 2024										121,257,000	(124,296,000)	(3,039,000)
Balance, shares at Dec. 31, 2024					34,652,774		2,004,901
Issuance of common stock upon vesting of RSUs
Issuance of common stock upon vesting of RSUs, shares					10,000
Stock-based compensation										3,352,000		3,352,000
Net loss											(2,291,000)	(2,291,000)
Issuance of Class A common stock in settlement of liabilities										553,000		553,000
Issuance of Class A common stock in settlement of liabilities, shares					610,586
Issuance of Class A common stock for RaGE earnout										1,752,000		1,752,000
Issuance of Class A common stock for RaGE earnout, shares					563,100
Issuance of common stock upon exercise of warrants										15,000		15,000
Issuance of common stock upon exercise of warrants, shares					1,748,188
Balance at Mar. 31, 2025										126,929,000	(126,587,000)	342,000
Balance, shares at Mar. 31, 2025					37,584,648		2,004,901
Issuance of common stock upon vesting of RSUs
Issuance of common stock upon vesting of RSUs, shares					412,534
Stock-based compensation										7,102,000		7,102,000
Net loss											(8,272,000)	(8,272,000)
Issuance of Class A common stock in settlement of liabilities										133,000		133,000
Issuance of Class A common stock in settlement of liabilities, shares					166,875
Issuance of Class A common stock for RaGE earnout										56,000		56,000
Issuance of Class A common stock for RaGE earnout, shares					79,709
Issuance of common stock upon exercise of warrants										722,000		722,000
Issuance of common stock upon exercise of warrants, shares					1,553,860
Issuance of Class A common stock and warrants in private placement										342,000		342,000
Issuance of Class A common stock and warrants in private placement, shares					3,850,000
Issuance of restricted stock awards
Issuance of restricted stock awards, shares					5,100,000
Balance at Jun. 30, 2025										$ 135,284,000	$ (134,859,000)	$ 425,000
Balance, shares at Jun. 30, 2025					48,747,626		2,004,901